DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 2,556	$ 2,946
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 2,556	$ 2,946